Property	1 Months Ended	4 Months Ended
	Mar. 31, 2015	Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property	NOTE 8 – PROPERTY The Company does not own any property and commencing on April 1, 2015, an unrelated third party provides office space to the Company for no cost.	NOTE 8 – PROPERTY The Company does not own any property and commencing on April 1, 2015, an unrelated third party provides office space to the Company for no cost.